Interest Revenue and Expenses (Details) - Schedule of interest expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of interest expenses [Abstract]
Savings accounts and time deposits	$ 133,338	$ 142,623	$ 313,142
Debt issued	653,890	403,989	386,015
Other financial obligations	31	413	918
Repurchase agreements	940	1,853	7,048
Borrowings from financial institutions	23,382	27,830	43,570
(Gain) loss from accounting hedges	(29,953)	(32,040)	(25,888)
Demand deposits	28,367	11,559	14,408
Lease liabilities	1,978	2,532	2,574
Other interest expenses	2,475	1,248	483
Total	$ 814,448	$ 560,007	$ 742,270